Shareholders' Equity	6 Months Ended
Jun. 30, 2026
Disclosure of classes of share capital [abstract]
Shareholders' equity

12. Shareholders’ equity

Share capital

The Company is authorized to issue an unlimited number of common and preferred shares. At June 30, 2026, the share capital comprised 206,003,031 common shares with no par value.

	Number of common shares	Share capital
Balance at December 31, 2024	201,211,843	$1,744,341
Exercise of stock options	204,634	(1,253)
Shares issued to Orogen shareholders	5,633,629	125,311
NCIB purchase of common shares and ASPP	(518,300)	(3,576)
Balance at December 31, 2025	206,531,806	$1,864,823
Exercise of stock options	106,784	(9)
NCIB purchase of common shares and ASPP	(635,559)	(3,115)
Balance at June 30, 2026	206,003,031	$1,861,699

In November 2025, Triple Flag received approval from the Toronto Stock Exchange (“TSX”) to renew its NCIB. Under the NCIB, the Company may acquire up to 10,328,075 (2024 NCIB: 10,071,642) of its common shares from time to time in accordance with the rules and procedures of the TSX. Repurchases under the NCIB are authorized until November 16, 2026. Daily purchases will be limited to 43,278 common shares on the TSX, representing 25% of the average daily trading volume of the common shares on the TSX for the period from May 1, 2025 to October 31, 2025, except where purchases are made in accordance with the “block purchase exemption” of the TSX rules. All common shares that are repurchased by the Company under the NCIB will be cancelled.

For the three and six months ended June 30, 2026, the Company purchased 609,100 and 635,559 (2025: nil and 488,600) of its common shares under the NCIB for $20.0 million and $21.0 million (2025: nil and $8.0 million).

In connection with the NCIB, the Company established an ASPP with the designated broker responsible for the NCIB. The ASPP is intended to allow for the purchase of common shares under the NCIB at times when the Company would ordinarily not be permitted to purchase its common shares due to regulatory restrictions and customary self-imposed blackout periods. The Company accrued $nil (2025: $8.0 million) for share repurchases under the ASPP for the self-imposed blackout period over the quarter-end reporting period.

Dividends

In the three and six months ended June 30, 2026, Triple Flag declared and paid dividends totaling $11.8 million and $23.7 million (2025: $11.0 million and $22.1 million), which equates to an average dividend per share of $0.0575 (2025: $0.0550). For the six months ended June 30, 2026, no shares were issued from treasury for participation in the Dividend Reinvestment Plan (2025: nil).